FINANCIAL COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Other Commitments [Line Items]
FHLB, maximum amount available	$ 1,400	$ 1,500
Credit facilities | Medium-Term Note
Other Commitments [Line Items]
FABN, outstanding	2,700	1,500
Maximum aggregate principal amount	4,000
Other funding agreements | Medium-Term Note
Other Commitments [Line Items]
FABN, outstanding	815	800
Municipal Bonds and Collateralized Mortgage Obligations
Other Commitments [Line Items]
FHLB, collateral pledged	780	793
Commercial Loan
Other Commitments [Line Items]
FHLB, collateral pledged	1,000	1,100
Non-recourse borrowings
Other Commitments [Line Items]
Aggregate commitments	12,800	12,300
Future payments	$ 231	$ 159